United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2006

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       11/14/06
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: 176,129
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----      -----  ---

Adobe Systems Inc             Equities        00724f101       262     7,000SH     SOLE                  7,000
AES Corp                      Equities        00130H105       410    20,100SH     SOLE                 20,100
America Movil Sa L Adr        Spon ADR        02364W105       521    13,225SH     SOLE                 13,225
American Express Co           Equities        025816109       330     5,880SH     SOLE                  5,880
American International Group  Equities        026874107       904    13,650SH     SOLE                 13,650
Amgen Inc                     Equities        031162100       838    11,715SH     SOLE                 11,715
Analog Devices Inc            Equities        032654105       281     9,575SH     SOLE                  9,575
Apache Corp                   Equities        037411105       627     9,914SH     SOLE                  9,914
Apple Computer Inc            Equities        037833100       830    10,780SH     SOLE                 10,780
AstraZeneca PLC               Spon ADR        046353108       255     4,085SH     SOLE                  4,085
AT&T Inc                      Equities        00206R102       345    10,597SH     SOLE                 10,597
Autodesk Inc                  Equities        052769106       455    13,075SH     SOLE                 13,075
Autoliv Inc                   Equities        052800109       508     9,225SH     SOLE                  9,225
AXA ADS                       Spon ADR        054536107       358     9,696SH     SOLE                  9,696
Berkshire Hathaway Cl A       Equities        084670108     97237     1,015SH     SOLE                  1,015
Berkshire Hathaway Cl B       Equities        084670207       978       308SH     SOLE                    308
Best Buy Co Inc               Equities        086516101       726    13,554SH     SOLE                 13,554
Bunge Limited                 Equities        G16962105       946    16,325SH     SOLE                 16,325
Carnival Corp                 Paired CTF      143658300       292     6,209SH     SOLE                  6,209
Caterpillar Inc               Equities        149123101       388     5,900SH     SOLE                  5,900
Cemex Sa Adr                  Spon ADR        151290889       350    11,644SH     SOLE                 11,644
CH Robinson Worldwide Inc     Equities        12541W209       571    12,800SH     SOLE                 12,800
CHC Helicopter Corp           Equities        12541C203       198    10,000SH     SOLE                 10,000
ChevronTexaco Corp.           Equities        166764100       456     7,024SH     SOLE                  7,024
Chicago Bridge & Iron         NY Registry SH  167250109       202     8,400SH     SOLE                  8,400
Cisco Systems Inc             Equities        17275R102      1297    56,433SH     SOLE                 56,433
CIT Group Inc                 Equities        125581108       214     4,400SH     SOLE                  4,400
Citigroup Inc                 Equities        172967101      1245    25,062SH     SOLE                 25,062
Citrix Systems Inc            Equities        177376100       402    11,105SH     SOLE                 11,105
CMGI Inc                      Internet        125750109        34    31,670SH     SOLE                 31,670
CNOOC Ltd                     Spon ADR        126132109       202     2,423SH     SOLE                  2,423
Coach Inc                     Equities        189754104      1336    38,825SH     SOLE                 38,825
Companhia Vale Do ADR         Spon ADR        204412209       205     9,500SH     SOLE                  9,500
ConocoPhillips                Equities        20825C104       417     7,000SH     SOLE                  7,000
Constellation Brands Inc      Equities        21036P108      1004    34,900SH     SOLE                 34,900
Consumer Staples Sector SPDR  Unit Trusts     81369Y308       201     7,900SH     SOLE                  7,900
Corning Inc                   Equities        219350105       543    22,248SH     SOLE                 22,248
Countrywide Financial Inc     Equities        222372104       737    21,030SH     SOLE                 21,030
Cree Inc                      Equities        225447101       266    13,226SH     SOLE                 13,226
Danaher Corp                  Equities        235851102       692    10,075SH     SOLE                 10,075
Devon Energy Corp             Equities        25179M103       352     5,578SH     SOLE                  5,578
Diamonds Trust                Unit Ser 1      252787106       228     1,950SH     SOLE                  1,950
Dominion Resources Inc        Equities        25746U109      1052    13,750SH     SOLE                 13,750
Duke Energy Corp.             Equities        26441C105       358    11,870SH     SOLE                 11,870
Electronic Arts Inc           Equities        285512109       691    12,375SH     SOLE                 12,375
EMC Corp                      Equities        268648102       281    23,486SH     SOLE                 23,486
Ensco International Inc       Equities        26874Q100       526    12,000SH     SOLE                 12,000
Enterprise Products Partners  Equities        293792107      1053    39,360SH     SOLE                 39,360
Exxon Mobil Corporation       Equities        30231G102      1897    28,275SH     SOLE                 28,275
FedEx Corp                    Equities        31428X106      1043     9,600SH     SOLE                  9,600
General Electric Co           Equities        369604103      1665    47,159SH     SOLE              47,158.78
Gilead Sciences Inc           Equities        375558103       681     9,900SH     SOLE                  9,900
GlaxoSmithkline Plc           Spon ADR        37733W105       292     5,485SH     SOLE                  5,485
Goldman Sachs Group Inc       Equities        38141G104       724     4,280SH     SOLE                  4,280
Groupe Danone SPON ADR        Spon ADR        399449107       225     7,596SH     SOLE                  7,596
Grupo Televisa SA DE CV SPON  Spon ADR        40049J206       409    19,244SH     SOLE                 19,244
Hewlett-Packard Co            Equities        428236103       300     8,173SH     SOLE                  8,173
Home Depot Inc                Equities        437076102       245     6,745SH     SOLE                  6,745
Honeywell International Inc   Equities        438516106       400     9,780SH     SOLE                  9,780
HSBC Holdings PLC Spon ADR    Spon ADR        404280406       461     5,038SH     SOLE                  5,038
Icici Bank Ltd Adr            Equities        45104G104       435    14,174SH     SOLE                 14,174
Infosys Technologies Ltd      Spon ADR        456788108       494    10,342SH     SOLE                 10,342
Intel Corp                    Equities        458140100       509    24,750SH     SOLE                 24,750
International Business MachineEquities        459200101       479     5,850SH     SOLE                  5,850
iShares MSCI EAFE Index Fund  Unit Trusts     464287465       373     5,500SH     SOLE                  5,500
iShares MSCI Emerging Markets Unit Trusts     464287234       262     2,705SH     SOLE                  2,705
iShares MSCI Japan Index Fund Unit Trusts     464286848       142    10,470SH     SOLE                 10,470
iShares S&P Smallcap 600      Unit Trusts     464287804      1327    21,655SH     SOLE                 21,655
IShares Trust DJ Total Market Unit Trusts     464287846       290     4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co        Equities        46625H100       995    21,197SH     SOLE                 21,197
Jabil Circuit Inc             Equities        466313103       396    13,875SH     SOLE                 13,875
Johnson & Johnson             Equities        478160104      1386    21,350SH     SOLE                 21,350
KLA-Tencor Corp               Equities        482480100       608    13,675SH     SOLE                 13,675
L-3 Communications Holdings   Equities        502424104       996    12,720SH     SOLE                 12,720
Lehman Bros. Holdings Inc     Equities        524908100       318     4,300SH     SOLE                  4,300
Medtronic Inc                 Equities        585055106       913    19,670SH     SOLE                 19,670
Merrill Lynch & Co            Equities        590188108      1349    17,241SH     SOLE                 17,241
Metlife Inc                   Equities        59156R108      1091    19,250SH     SOLE                 19,250
Microsoft Corp.               Equities        594918104       724    26,463SH     SOLE              26,463.43
Morgan Stanley & Co           Equities        617446448       441     6,053SH     SOLE                  6,053
Nobel Learning Communities IncEquities        654889104       156    15,130SH     SOLE                 15,130
Noble Corp                    Equities        655042109       513     8,000SH     SOLE                  8,000
Noble Energy Inc              Equities        654894104       411     9,012SH     SOLE                  9,012
Nokia Corporation             Spon ADR        654902204       653    33,162SH     SOLE                 33,162
Norfolk Southern Corp         Equities        655844108       220     5,000SH     SOLE                  5,000
Northern Trust Corp           Equities        665859104       580     9,925SH     SOLE                  9,925
Nuveen Quality Preferred IncomEquities        67071S101       194    13,550SH     SOLE                 13,550
Oneok Partners LP             Unit Ltd Partn  68268N103       624    11,100SH     SOLE                 11,100
Oracle Corp                   Equities        68389X105       286    16,100SH     SOLE                 16,100
Patterson UTI Energy Inc      Equities        703481101       584    24,600SH     SOLE                 24,600
Pepsico Inc.                  Equities        713448108       778    11,915SH     SOLE                 11,915
Petroleo Brasileiro Adr       Spon ADR        71654V408       367     4,373SH     SOLE                  4,373
Petroleum Development Corp    Equities        716578109       598    15,000SH     SOLE                 15,000
Plains All American Pipeline  Equities        726503105       309     6,700SH     SOLE                  6,700
Plains Exploration & ProductioEquities        726505100       504    11,750SH     SOLE                 11,750
Plug Power Inc                Equities        72919p103        41    10,000SH     SOLE                 10,000
Powershs Water Resources Ptf  Unit Trusts     73935X575       215    12,700SH     SOLE                 12,700
Praxair Inc                   Equities        74005P104      1500    25,350SH     SOLE                 25,350
Precision Castparts Corp      Equities        740189105       316     5,000SH     SOLE                  5,000
Procter & Gamble Co.          Equities        742718109      1095    17,675SH     SOLE                 17,675
Qualcomm Inc                  Equities        747525103       676    18,600SH     SOLE                 18,600
S&P DEP Receipts              Unit Trusts     78462F103      1913    14,319SH     SOLE                 14,319
S&P Midcap 400 SPDRs          Unit Trusts     595635103       785     5,700SH     SOLE                  5,700
Schlumberger Ltd              Equities        806857108      1270    20,478SH     SOLE                 20,478
Starbucks Corp                Equities        855244109      1619    47,550SH     SOLE                 47,550
Symantec Corp                 Equities        871503108       481    22,600SH     SOLE                 22,600
Taiwan Semiconductor MFG Co LTSpon ADR        874039100       262    27,282SH     SOLE                 27,282
Take Two Interactive Software Equities        874054109       214    15,000SH     SOLE                 15,000
Target Corporation            Equities        87612E106      1040    18,825SH     SOLE                 18,825
Tata Motors LTD               Spon ADR        876568502       370    19,888SH     SOLE                 19,888
Telefonos de Mexico S A SPON AADR ord L       879403780       758    29,615SH     SOLE                 29,615
Teva Pharmaceutical Ind       Equities        881624209      1049    30,785SH     SOLE                 30,785
Texas Instruments, Inc.       Equities        882508104       738    22,190SH     SOLE                 22,190
Textron Incorporated          Equities        883203101       422     4,825SH     SOLE                  4,825
Thoratec Corp                 Equities        885175307       645    41,350SH     SOLE                 41,350
3M Company                    Equities        88579Y101       776    10,425SH     SOLE                 10,425
Unibanco-Uniao de Bancos Bras GDR REP PFD UT  90458E107       652     8,815SH     SOLE                  8,815
UTI Worldwide Inc             Equities        G87210103       671    24,000SH     SOLE                 24,000
Valero Energy Corp            Equities        91913Y100      1194    23,200SH     SOLE                 23,200
Varian Medical Systems Inc    Equities        92220P105      1131    21,175SH     SOLE                 21,175
Verizon Communications        Equities        92343V104       240     6,477SH     SOLE                  6,477
Vodafone Group PLC            Equities        92857W100       690    30,169SH     SOLE                 30,169
Walgreen Company              Equities        931422109       556    12,525SH     SOLE                 12,525
WellPoint, Inc.               Equities        94973V107      1230    15,963SH     SOLE                 15,963
Wells Fargo & Co.             Equities        949746101      1386    38,320SH     SOLE                 38,320
Whole Foods Market Inc        Equities        966837106       232     3,900SH     SOLE                  3,900
Williams Companies Inc.       Equities        969457100       307    12,850SH     SOLE                 12,850
Windstream Corp               Equities        97381W104       163    12,375SH     SOLE                 12,375
Wm Wrigley Jr Co              Equities        982526105       242     5,250SH     SOLE                  5,250